Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 353,298	$ 200,655	$ 211,796